Statement of Compliance - Summary of Additional Right-of-use Assets and Liabilities Recognized (Detail) - KRW (₩) ₩ in Millions	Jan. 01, 2019	Dec. 31, 2019
Disclosure detail of additional right-of-use assets and liabilities recognized [line items]
Right-of-use assets presented as property, plant and equipment		₩ 774,582
IFRS 16 [member]
Disclosure detail of additional right-of-use assets and liabilities recognized [line items]
Right-of-use assets presented as property, plant and equipment	₩ 704,458
Lease receivable	264,809
Lease liabilities	₩ 677,370